SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. Significant Accounting Policies

(a) Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

The accompanying consolidated financial statements include the consolidated balance sheets as of March 31, 2025 and 2026, and the consolidated statements of operations and comprehensive income (loss), changes in shareholders’ equity and cash flows for each of the three years in the period ended March 31, 2026.

(b) Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries in which the Company has a controlling financial interest. All significant intercompany balances, transactions and unrealized gains and losses have been eliminated upon consolidation.

Non-controlling interests represent the equity interests in subsidiaries that are not attributable, directly or indirectly, to the Company. Non-controlling interests are presented as a separate component of shareholders’ equity in the consolidated balance sheets. Net income (loss) and comprehensive income (loss) are attributed to the shareholders of the Company and the non-controlling interests based on their respective ownership interests.

(c) Business combinations

The Company accounts for business combinations in accordance with ASC 805, Business Combinations. Business combinations are accounted for using the acquisition method, whereby the identifiable assets acquired, liabilities assumed and any non-controlling interests are recognized at their acquisition-date fair values.

The excess of (i) the consideration transferred, together with the fair value of any non-controlling interests, where applicable, over (ii) the fair value of the identifiable net assets acquired is recognized as goodwill. If the fair value of the identifiable net assets acquired exceeds the consideration transferred, the resulting bargain purchase gain is recognized in earnings on the acquisition date. Acquisition-related costs are expensed as incurred.

During the year ended March 31, 2026, the Company completed the acquisitions of PJ Marine Singapore Pte. Ltd., Peijun Marine Consultant Co., Ltd. and PJ Marine Shanghai Co., Ltd., which are further described in Note 3.

(d) Use of Estimates and Assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and the related disclosures of contingent assets and liabilities in the consolidated financial statements.

Significant accounting estimates include, but are not limited to:

●	allowance for credit loss on accounts receivable;
●	impairment assessments of goodwill and long-lived assets;
●	valuation of assets acquired and liabilities assumed in business combinations, including customer relationship intangible assets;
●	determination of the useful lives of finite-lived intangible assets;
●	fair value of deferred consideration;
●	lease assumptions used in measuring right-of-use assets and lease liabilities; and
●	deferred tax assets and valuation allowances.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – CONTINUED

(d) Use of Estimates and Assumptions - Continued

Management bases these estimates and assumptions on historical experience and various other factors that are believed to be reasonable under the circumstances. Actual results could differ materially from those estimates.

(e) Risks and uncertainties

The Company operates in Singapore, the United Arab Emirates (“UAE”), Hong Kong and the People’s Republic of China (“PRC”). Accordingly, the Company’s business, financial condition and results of operations are subject to risks arising from changes in economic, political, legal, regulatory and tax environments in these jurisdictions, as well as global economic conditions.

The Company’s operations in the PRC are subject to evolving laws, regulations and government policies that could affect its business operations, financial condition and results of operations.

(f) Foreign currency translation and transaction

The consolidated financial statements are presented in United States dollars (“U.S. dollar” or “US$”), which is the Company’s reporting currency.

The functional currency of Vantage Corp, Vantage (BVI) Corporation, Vantage Shipbrokers Pte. Ltd., Hado Pte. Ltd., PJ Marine Singapore Pte. Ltd. and Peijun Marine Consultant Co., Ltd. is the U.S. dollar, as these entities primarily conduct their operations in U.S. dollar-denominated transactions.

The functional currency of Vantage Nexus Commercial Brokers Co. L.L.C. is the United Arab Emirates Dirham (“AED”).

The functional currency of PJ Marine Shanghai Co., Ltd. is the Chinese Renminbi (“RMB”), as it operates primarily in the PRC economic environment.

Assets and liabilities of subsidiaries whose functional currencies are not the U.S. dollar are translated into U.S. dollars using exchange rates in effect at the balance sheet date. Revenue and expenses are translated using the average exchange rates prevailing during the reporting period, which approximate the exchange rates at the dates of the underlying transactions. Translation adjustments resulting from the translation of foreign subsidiaries’ financial statements are recognized as a separate component of accumulated other comprehensive income (loss) within shareholders’ equity.

Foreign currency transaction gains and losses arising from transactions denominated in currencies other than an entity’s functional currency are recognized in the consolidated statements of operations and comprehensive income (loss) within other income (expense).

(g) Fair value measurement

Accounting guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

When measuring fair value, the Company considers the principal or most advantageous market in which it would transact and the assumptions that market participants would use in pricing the asset or liability.

ASC 820, Fair Value Measurement, establishes a fair value hierarchy that prioritizes the use of observable inputs and minimizes the use of unobservable inputs in measuring fair value. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – CONTINUED

(g) Fair value measurement – Continued

The three levels of the fair value hierarchy are as follows:

●	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.
●	Level 2: Observable inputs other than quoted prices included within Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets in inactive markets, or other inputs that are observable or can be corroborated by observable market data.
●	Level 3: Unobservable inputs that are supported by little or no market activity and are significant to the fair value measurement.

During the year ended March 31, 2026, the Company applied Level 3 fair value measurements in connection with the business acquisitions described in Note 3, including the valuation of customer relationship intangible assets, deferred consideration liabilities and non-controlling interests. These fair value measurements were based on valuation techniques that incorporated significant unobservable inputs, including projected future cash flows, customer attrition rates and discount rates.

The carrying amounts of cash and cash equivalents, accounts receivable and other current assets, accounts payable, accruals and other current liabilities approximate their fair values due to the short-term maturities of these instruments.

Lease liabilities are measured at amortized cost after initial recognition and are not subsequently measured at fair value on a recurring basis.

(h) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party.

The Company applies ASC 850, Related Party Disclosures, in identifying related parties and disclosing related party transactions. Related party transactions are recorded based on the contractual terms agreed between the parties. The Company discloses all material related party transactions and balances in the notes to the consolidated financial statements.

(i) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and deposits with financial institutions that have original maturities of three months or less when purchased. Cash and cash equivalents are unrestricted as to withdrawal and use.

The Company maintains cash balances with reputable financial institutions in the jurisdictions in which it operates. Cash balances may at times exceed federally or locally insured limits. The Company has not experienced any losses on such accounts and believes it is not exposed to significant credit risk with respect to these cash balances.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – CONTINUED

(j) Accounts receivable, net

Accounts receivable are stated at amortized cost, net of an allowance for expected credit loss.

The Company estimates the allowance for expected credit loss in accordance with ASC 326, Financial Instruments—Credit Loss, based on historical collection experience, the aging of outstanding receivables, current economic conditions, reasonable and supportable forecasts, and customer-specific factors affecting collectability.

The allowance is adjusted when information becomes available indicating that specific receivables may not be collectible. Accounts receivable are written off when all reasonable collection efforts have been exhausted and recovery is no longer considered probable. The Company does not generally require collateral or other credit enhancements from its customers.

(k) Plant and equipment, net

Plant and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses. Cost includes the purchase price of the asset and expenditures that are directly attributable to bringing the asset to the location and condition necessary for its intended use.

Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets as follows:

Asset Category	Estimated useful life

Computers	3-5 years
Furniture and fittings	5 years
Office equipment	5 years
Renovation	5 years

Repairs and maintenance that do not materially extend the useful lives or improve the expected future economic benefits of the related assets are charged to expense as incurred. Major renewals, replacements and improvements that substantially extend the useful lives of the assets or enhance their future economic benefits are capitalized.

Plant and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the carrying amount of an asset is determined not to be recoverable, an impairment loss is recognized for the amount by which the carrying amount exceeds its fair value.

Upon retirement or disposal, the cost and accumulated depreciation of the asset are removed from the consolidated balance sheets, and any resulting gain or loss is recognized in the consolidated statements of operations and comprehensive income (loss).

(l) Goodwill

Goodwill represents the excess of the consideration transferred, together with the fair value of any non-controlling interests, where applicable, over the fair value of the identifiable net assets acquired in a business combination. Goodwill is not amortized but is tested for impairment at least annually, or more frequently if events or changes in circumstances indicate that it may be impaired.

The Company first performs a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, a quantitative impairment test is performed.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – CONTINUED

(l) Goodwill - Continued

The quantitative impairment test compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss is recognized for the amount by which the carrying amount exceeds the fair value, limited to the carrying amount of goodwill allocated to that reporting unit.

The determination of the fair value of a reporting unit requires significant management judgment and estimates, including assumptions relating to future cash flows, discount rates, market conditions and other relevant factors.

The Company performs its annual goodwill impairment test as of March 31 of each year.

(m) Intangible assets, net

Intangible assets acquired in a business combination are recognized separately from goodwill when they meet the contractual-legal or separability criteria under ASC 805, Business Combinations, and are initially measured at their acquisition-date fair values.

Customer relationship intangible assets represent the value associated with established customer relationships and the expected future economic benefits arising from those relationships.

Customer relationship intangible assets have finite useful lives and are amortized on a straight-line basis over their estimated useful life of five years, commencing on the acquisition date.

Subsequent to initial recognition, customer relationship intangible assets are carried at cost less accumulated amortization and any accumulated impairment losses.

The Company evaluates finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. If the carrying amount of an intangible asset is not recoverable, an impairment loss is recognized for the amount by which the carrying amount exceeds its fair value.

Customer relationship intangible assets are derecognized upon disposal or when no future economic benefits are expected from their use or disposal. Any resulting gain or loss is recognized in the consolidated statements of operations and comprehensive income (loss) in the period in which the asset is derecognized.

(n) Impairment of long-lived assets

The Company reviews long-lived assets, including property and equipment, right-of-use assets and finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable.

Recoverability is assessed by comparing the carrying amount of the asset or asset group with the estimated undiscounted future cash flows expected to result from its use and eventual disposition. If the carrying amount exceeds the estimated undiscounted future cash flows, an impairment loss is recognized for the amount by which the carrying amount exceeds its fair value.

Fair value is determined using appropriate valuation techniques, including discounted cash flow analyses or other market-based approaches, as appropriate.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – CONTINUED

(o) Dividends

Dividends are recognized as a liability when they are declared by the Company’s Board of Directors. Dividends declared after the balance sheet date are not recognized as a liability until they are approved and declared.

(p) Commitments and contingencies

In the ordinary course of business, the Company is subject to various commitments and contingencies, including operating lease commitments, legal proceedings, regulatory matters, government investigations, and tax-related matters.

The Company accounts for contingencies in accordance with ASC 450, Contingencies. A liability is recognized when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. If a loss is reasonably possible but not probable, or if the amount of the loss cannot be reasonably estimated, the Company discloses the nature of the contingency when required.

(q) Merger reserve

Business combinations involving entities under common control are accounted for using the carrying value method. Any difference between the consideration transferred and the historical carrying amounts of the net assets acquired is recognized as an adjustment to shareholders’ equity and presented as merger reserve.

(r) Deferred IPO costs

The Company accounts for deferred offering costs in accordance with ASC 340-10-S99-1 (SEC Staff Accounting Bulletin Topic 5A, Expenses of Offering). Deferred offering costs consist principally of underwriting fees, legal fees, accounting fees and other direct incremental costs that are directly attributable to a proposed public offering.

Deferred offering costs are capitalized until the completion of the offering. Upon the successful completion of the offering, such costs are recorded as a reduction of the gross proceeds received and charged against additional paid-in capital.

(s) Revenue Recognition

The Company accounts for revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”).

ASC 606 establishes a five-step model for recognizing revenue from contracts with customers:

(1) Identify the contract with a customer;

(2) Identify the performance obligations in the contract;

(3) Determine the transaction price;

(4) Allocate the transaction price to the performance obligations in the contract; and

(5) Recognize revenue when (or as) the Company satisfies a performance obligation by transferring control of the promised services to the customer.

Revenue is measured based on the consideration specified in the contract with the customer and excludes amounts collected on behalf of third parties.

The Company primarily generates revenue from providing shipbroking services, including freight commissions, time charter (hire) commissions, demurrage commissions, deviation and other commissions, and sale and purchase of vessel commissions.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – CONTINUED

(s) Revenue Recognition - Continued

Freight commissions, demurrage commissions and deviation and other commissions

Revenue from freight commissions, demurrage commissions and deviation and other commissions is generally recognized at a point in time when the underlying transaction has been completed and the Company’s performance obligation has been satisfied. Revenue is generally recognized at a point in time when the underlying transaction has been completed, the Company’s performance obligation has been satisfied, and the Company has an enforceable right to receive the commission.

Time charter (hire) commissions

Revenue from time charter (hire) commissions is recognized over time throughout the charter period as the Company satisfies its performance obligation by providing continuous brokerage services under the charter arrangement. Progress toward completion is measured using the passage of time over the charter period, which management believes faithfully depicts the transfer of services to the customer. Commission income is recognized as the Company becomes entitled to consideration under the terms of the underlying charter agreement.

Sale and purchase of vessel commissions

Revenue from sale and purchase of vessel commissions is recognized at a point in time upon completion of the sale and purchase transaction, when the Company’s performance obligation has been fully satisfied and the Company has an enforceable right to receive the commission.

(t) Cost of revenue

Cost of revenue primarily consists of employee compensation and benefits for personnel directly involved in providing shipbroking services, commissions expenses and other direct costs incurred in delivering the Company’s services.

(u) Selling and marketing expenses

Selling and marketing expenses primarily consist of entertainment expenses, transportation costs, travel expenses and other costs incurred in promoting the Company’s services and maintaining customer relationships.

(v) General and administrative expenses

General and administrative expenses primarily consist of employee compensation and benefits for administrative and management personnel, office expenses, legal and professional fees, information technology expenses, insurance, and other general corporate administrative expenses.

(w) Government Grant

Government grants are recognized when there is reasonable assurance that the Company will comply with the conditions attached to the grants and that the grants will be received.

Government grants related to income are recognized in the consolidated statements of operations on a systematic basis over the periods in which the Company recognizes the related expenses that the grants are intended to compensate.

Government grants received before the related recognition criteria have been satisfied are recorded as deferred liabilities within accrued and other liabilities until the applicable conditions have been fulfilled.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – CONTINUED

(x) Retirement Plan Costs

Contributions to retirement plans, which are defined contribution plans, are recognized in cost of revenue or general and administrative expenses, depending on the function of the related employees.

The Company participates in a government-mandated, multi-employer defined contribution pension scheme for its eligible full-time employees in Singapore. The Company is required to contribute a specified percentage of employees’ relevant income based on their age and wage levels.

For employees in the PRC, the Company is required to contribute to statutory social insurance schemes, which include pension insurance, medical insurance, unemployment insurance, work-related injury insurance, and maternity insurance, in accordance with applicable PRC regulations.

(y) Operating leases

The Company accounts for leases in accordance with ASC 842, Leases. At the commencement date of a lease, the Company recognizes a right-of-use (“ROU”) asset and a corresponding lease liability for leases with terms greater than twelve months.

Lease liabilities are measured at the present value of future lease payments over the lease term. Right-of-use assets are initially measured based on the corresponding lease liability, adjusted for any lease payments made at or before commencement, lease incentives received, and initial direct costs.

The Company determines whether an arrangement contains a lease at contract inception.

The Company primarily leases office facilities under operating lease arrangements. Operating lease expense is recognized on a straight-line basis over the lease term.

When the implicit rate in the lease is not readily determinable, the Company uses its incremental borrowing rate to determine the present value of future lease payments.

Lease terms include renewal options when the Company is reasonably certain to exercise such options.

The Company has elected the short-term lease recognition exemption permitted under ASC 842. Accordingly, right-of-use assets and lease liabilities are not recognized for qualifying short-term leases. Lease payments for qualifying short-term leases are recognized as lease expense as incurred.

(z) Income taxes

The Company accounts for income taxes in accordance with ASC 740, Income Taxes. Current income taxes are provided based on taxable income for the year in accordance with the tax laws of the jurisdictions in which the Company operates.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply in the periods in which the temporary differences are expected to reverse. The effect of changes in tax laws or tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – CONTINUED

(z) Income taxes – continued

Deferred tax assets are reduced by a valuation allowance when, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company recognizes the financial statement effects of uncertain tax positions only when it is more likely than not that the tax position will be sustained upon examination by the relevant taxing authority based on its technical merits. Interest and penalties related to uncertain tax positions, if any, are recognized as a component of income tax expense.

(aa) Segment reporting

The Company determines its operating segments in accordance with ASC 280, Segment Reporting. Operating segments are identified based on the manner in which the Company’s Chief Operating Decision Maker (“CODM”) regularly reviews financial information for purposes of allocating resources and assessing performance. The CODM reviews the Company’s financial information on a consolidated basis to evaluate operating performance and allocate resources. Accordingly, the Company has determined that it operates as a single operating segment and a single reportable segment.

Additional information regarding the Company’s segment reporting is included in Note 18 – Segment Reporting.

(ab) Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to Vantage Corp shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. For periods in which the Company reports a net loss, diluted loss per share is the same as basic loss per share because the inclusion of potential ordinary shares would be anti-dilutive.

(ac) Recent accounting pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In November 2024, the FASB issued ASU 2024-03 Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures. This ASU requires disclosure in the notes to the financial statements of specified information about certain costs and expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026 and for interim periods within fiscal years beginning after December 15, 2027. ASU 2024-03 should be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to any or all prior periods presented in the financial statements. The Company is in the process of assessing the impact of this ASU on its consolidated financial statements.

In December 2025, the FASB issued ASU No. 2025-10, Government Grants (Topic 832). ASU No. 2025-10 establishes guidance on the recognition, measurement, and presentation of government grants received by business entities. The guidance is effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. Early adoption is permitted.

Except as discussed above, the Company does not believe that any other recently issued accounting standards, if currently adopted, would have a material effect on its consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS